Acquisitions - Schedule of assets and liabilities (Details) $ in Thousands	Sep. 29, 2021 USD ($)
Disclosure of Acquisition [Abstract]
Cash held in trust	$ 138,046
Cash and cash equivalents	100,000
Redemption liability	(77,997)
Warrants liability	(28,963)
Total SPAC identifiable net assets at fair value	$ 131,086